Short Term And Long Term Investments (Scheduled Maturities Of Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short Term And Long Term Investments [Abstract]
Amortized cost, Due within one year	$ 168,409
Amortized cost, Due after one year through five years	142,349
Estimated fair value, Due within one year	168,791
Estimated fair value, Due after one year through five years	146,154
Amortized cost, Total	310,758
Estimated fair value, Total	$ 314,945	$ 358,131